Exhibit 99.1

Santander Drive Auto Receivables Trust 2016-2

Class A-1 0.75000% Asset Backed Notes

Class A-2-A 1.38% Asset Backed Notes

Class A-2-B LIBOR + 0.65% Asset Backed Notes

Class A-3 1.56% Asset Backed Notes

Class B 2.08% Asset Backed Notes

Class C 2.66% Asset Backed Notes

Class D 3.39% Asset Backed Notes

Class E 4.38% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2016-2, as Issuer, Santander Consumer USA Inc. as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wells Fargo Bank, National Association, as Indenture Trustee, dated as of May 11, 2016. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	10/01/2020
Collection Period Ending:	10/31/2020
Previous Pmt Date/Close Date:	10/15/2020
Payment Date	11/16/2020
Days of Interest for Period:	32
Days in Collection Period:	31
Months Seasoned:	54

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	73,365	04/30/2016	05/11/2016	1,348,321,616.20

Total	73,365			1,348,321,616.20

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance											{1}	140,097,924.76

Monthly principal amounts
{2} Payments Received										{2}	7,213,652.35
{3} Repurchased Receivables										{3}	102,341.01
{4} Defaulted Receivables										{4}	1,410,909.61
{5} Cram Down Losses and Other Principal Adjustments										{5}	(10,670.49)
{6} Other Receivables adjustments										{6}	—

{7} Total Principal distributable amount											{7}	8,716,232.48

{8} End of period aggregate Principal Balance											{8}	131,381,692.28

{9} Pool Factor											{9}	0.097441

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2-A	Class A-2-B	Class A-3	Class B	Class C	Class D	Class E	Total
{10} Original Note Balance			{10}	191,200,000.00	267,000,000.00	83,000,000.00	161,920,000.00	163,150,000.00	175,290,000.00	104,500,000.00	67,420,000.00	1,213,480,000.00

{11} Beginning of period Note Balance			{11}	—	—	—	—	—	—	50,262,256.80	67,420,000.00	117,682,256.80
{12} First Allocation of Principal			{12}	—	—	—	—	—	—	—	—	—
{13} Second Allocation of Principal			{13}	—	—	—	—	—	—	—	—	—
{14} Third Allocation of Principal			{14}	—	—	—	—	—	—	—	—	—
{15} Fourth Allocation of Principal			{15}	—	—	—	—	—	—	—	—	—
{16} Fifth Allocation of Principal			{16}	—	—	—	—	—	—	—	—	—
{17} Regular Allocation of Principal			{17}	—	—	—	—	—	—	7,321,635.28	—	7,321,635.28
{18} Optional Purchase payment			{18}	—	—	—	—	—	—	42,940,621.52	67,420,000.00	110,360,621.52
{19} End of period Note Balance			{19}	—	—	—	—	—	—	—	—	—
{20} Note Pool Factors			{20}	—	—	—	—	—	—	—	—	—
{21} Principal payment per $1,000			{21}	—	—	—	—	—	—	480.98	1,000.00	96.98

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{22} Principal Payments Received										{22}	7,213,652.35
{23} Liquidation Proceeds										{23}	1,176,827.55
{24} Principal on Repurchased Receivables										{24}	228,965.40
{25} Interest on Repurchased Receivables										{25}	18,352.87
{26} Interest collected on Receivables										{26}	1,908,302.84
{27} Other amounts received										{27}	21,602.15
{28} Optional Purchase Price										{28}	131,381,692.28
{29} Reserve Account Excess Amount										{29}	26,966,432.32
{30} Reserve Account Draw Amount										{30}	—
{31} Amounts Due to Affiliates withheld by Servicer										{31}	(50,495,252.27)

{32} Total Available Funds											{32}	118,420,575.49

Distributions
{33} Indenture Trustee Fee										{33}	—
{34} Owner Trustee Fee										{34}	—
{35} Asset Representations Reviewer Fee										{35}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{36}	350,244.81	—	—	350,244.81						{36}	350,244.81

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{37}	Class A-1	—	0.75000%	32	Actual		—			{37}	—
{38}	Class A-2-A	—	1.38%	30	30 / 360		—			{38}	—
{39}	Class A-2-B	—	0.80%	32	Actual		—			{39}	—
{40}	Class A-3	—	1.56%	30	30 / 360		—			{40}	—

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{41}	Class A-1	—	—	—						{41}	—
{42}	Class A-2-A	—	—	—						{42}	—
{43}	Class A-2-B	—	—	—						{43}	—
{44}	Class A-3	—	—	—						{44}	—
{45} First Allocation of Principal										{45}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{46}	Class B	—	2.08%	30	30 / 360		—			{46}	—

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{47}	Class B	—	—	—						{47}	—

{48} Second Allocation of Principal										{48}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{49}	Class C	—	2.66%	30	30 / 360		—			{49}	—

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{50}	Class C	—	—	—						{50}	—

{51} Third Allocation of Principal										{51}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{52}	Class D	50,262,256.80	3.39%	30	30 / 360	141,990.88			{52}	141,990.88

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{53}	Class D	—	—	—					{53}	—

{54} Fourth Allocation of Principal									{54}	—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{55}	Class E	67,420,000.00	4.38%	30	30 / 360	246,083.00			{55}	246,083.00

Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{56}	Class E	—	—	—					{56}	—

{57} Fifth Allocation of Principal									{57}	—

{58} Reserve Account deposit									{58}	—
{59} Regular Allocation of Principal									{59}	7,321,635.28
{60} Optional Purchase Amount									{60}	110,360,621.52
{61} Distribution to Residual Interestholder									{61}	—

{62} Total Distribution Amount										{62}	118,420,575.49

IV. RECONCILIATION OF RESERVE ACCOUNT

{63} Beginning of period Reserve Account balance							{63}	26,966,432.32
{64} Deposit to Reserve Account							{64}	—
{65} Release from Reserve Account							{65}	(26,966,432.32)

{66} End of period Reserve Account balance										{66}	—

{67} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date)										{67}	26,966,432.32
{68} Change in Reserve Account balance from prior period										{68}	26,966,432.32

V. OVERCOLLATERALIZATION

Targeted Overcollateralization (greater of)
{69} (i) 17.00% of the Principal Balance of the Receivables at the end of the Collection Period Prior to the Class A-2 Notes being paid in full or										{69}	22,334,887.69
{70} (ii) 16.00% of the Principal Balance of the Receivables at the end of the Collection Period After the Class A-2 Notes have been paid in full and										{70}	21,021,070.76
{71} (iii) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date										{71}	20,224,824.24

{72} Cumulative Net Loss Trigger										{72}	No
{73} Targeted Overcollateralization Amount in the event of a Cumulative Net Loss Trigger - Greater of:										{73}	32,845,423.07
(25.00% of Receivable Principal Balance at end of Collection Period or 1.50% of Receivable Principal Balance at Cut-off)
{74} End of period Principal Balance of the Receivables									{74}	131,381,692.28
{75} End of period Note Balance									{75}	—
{76} Overcollateralization amount at the end of the Collection Period										{76}	131,381,692.28
{77} Overcollateralization % at the end of the Collection Period										{77}	100.00%

VI. STATISTICAL DATA

									Original	Previous	Current
{78} Principal Balance of the Receivables								{78}	1,348,321,616.20	140,097,924.76	131,381,692.28
{79} Weighted average coupon of the Receivables								{79}	15.99%	15.68%	15.73%
{80} Weighted average original term of the Receivables								{80}	70.66	71.75	71.78
{81} Weighted average remaining term of the Receivables								{81}	68.12	22.32	21.49
{82} Number of Receivables								{82}	73,365	16,724	16,174

VII. DELINQUENCY

									Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{83} 31-60 days								{83}	1,082	11,528,647.05	8.77%
{84} 61-90 days								{84}	340	3,849,230.11	2.93%
{85} 91-120 days								{85}	145	1,445,266.57	1.10%
{86} 121 + days delinquent								{86}	—	—	0.00%
{87} Total								{87}	1,567	16,823,143.73	12.80%

{88} aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)										{88}	5,743,980.98
{89} Delinquency Percentage as of the End of the Collection Period										{89}	4.37%
{90} Delinquency Trigger										{90}	24.00%
{91} Delinquency Trigger Occurred										{91}	No

VIII. REPOSSESSION INVENTORY

										Units	Dollars
{92} Beginning of period Repossessed Inventory									{92}	216	2,774,137.02
{93} Vehicles Repossessed in current period									{93}	153	1,789,450.32
{94} Repossessed vehicles sold in current period									{94}	144	1,820,543.72
{95} Repossessed vehicles reinstated in current period									{95}	35	270,493.59
{96} Repossessed vehicle adjustment in current period									{96}	—	(108.42)
{97} End of period Repossessed Inventory									{97}	190	2,472,441.61

IX. CUMULATIVE NET LOSS RATIO

			Units (a)	Dollars (a)
{98} Receivables becoming Defaulted Receivables during period		{98}	140	1,410,909.61
{99} Cram Down Losses occurring during period		{99}	13	(10,670.49)
{100} Liquidation Proceeds collected during period		{100}	904	1,176,827.55
{101} Net losses during period		{101}		223,411.57
(a) Unit count represents # instances in period per loan per line item

		Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{102} Current Period Net Loss Ratio	{102}	223,411.57	135,739,808.52	0.16%

{103} Prior Period Net Loss Ratio	{103}	52,279.37	144,369,767.46	0.04%
{104} Second Prior Period Net Loss Ratio	{104}	335,056.57	153,112,798.80	0.22%
{105} Third Prior Period Net Loss Ratio	{105}	112,856.15	162,194,448.73	0.07%
{106} Rolling 3 prior month average Net Loss Ratio	{106}			0.11%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{107} Cumulative Net losses since Cut-off Date (beginning of period)			{107}	168,184,519.67
{108} Net losses during period			{108}	223,411.57
{109} Other Adjustments			{109}	(126,624.39)
{110} Cumulative Net losses since Cut-off Date (end of period)			{110}	168,281,306.85

{111} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)			{111}	12.48%

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2016-2 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from October 1, 2020 to October 31, 2020. Please refer to the Form ABS-15G filed by the Securitizer on January 30, 2020 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Jason Micheletto
Name:	Jason Micheletto
Title:	Vice President, Corporate Treasury Reporting
Date:	November 9, 2020

Santander Drive Auto Receivables Trust (SDART)

Customer Extensions

Collection Period Ending: October 31, 2020

Transaction Name	End of period aggregate Principal Balance	Beginning Number of Receivables	End of period aggregate Principal Balance of Extended Loans	Number of Extended Loans	Extension Rate (1)
SDART 2016-2	131,381,692.28	16,724	4,682,353.78	408	3.56%
SDART 2016-3	182,387,296.40	20,636	6,256,526.30	490	3.43%
SDART 2017-1	176,121,761.88	18,262	6,244,033.04	462	3.55%
SDART 2017-2	250,519,737.43	24,980	8,864,058.82	679	3.54%
SDART 2017-3	237,615,821.34	21,325	8,440,965.93	550	3.55%
SDART 2018-1	326,670,289.20	28,015	12,251,588.64	770	3.75%
SDART 2018-2	329,399,398.57	25,836	12,333,068.86	744	3.74%
SDART 2018-3	415,849,716.33	28,365	17,070,407.88	939	4.10%
SDART 2018-4	391,516,609.20	25,533	15,519,756.77	833	3.96%
SDART 2018-5	463,358,831.30	29,824	18,872,170.73	955	4.07%
SDART 2019-1	514,456,651.86	29,996	19,253,420.26	907	3.74%
SDART 2019-2	655,201,499.27	37,889	24,097,006.76	1,151	3.68%
SDART 2019-3	708,300,657.42	44,185	25,318,425.18	1,271	3.57%
SDART 2020-1	1,039,422,740.79	55,097	34,194,244.46	1,547	3.29%
SDART 2020-2	1,494,313,761.75	82,543	27,655,608.65	1,298	1.85%
SDART 2020-3	2,083,319,806.06	99,974	24,059,553.02	1,031	1.15%

(1)	End of period aggregate Principal Balance of Extended Loans as a percentage of End of period aggregate Principal Balance